Loans Individually Evaluated For Impairment By Class Of Loans (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	$ 67,385	$ 57,406	$ 70,704
Unpaid Principal Balance	93,271	85,216	106,301
Related Allowance	2,074	2,142	7,405
Average Recorded Investment	64,665	68,357	74,155
Interest Income Recognized	1,631	1,579	1,937
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	19,762	12,235	8,465
Unpaid Principal Balance	21,833	13,251	8,465
Related Allowance	2,074	2,142	1,605
Average Recorded Investment	16,715	10,944	6,036
Interest Income Recognized	364	303	332
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	16,510	10,574
Unpaid Principal Balance	30,156	19,336
Related Allowance	0	0
Average Recorded Investment	14,519	9,080
Interest Income Recognized	542	310
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	11,739	7,075	2,268
Unpaid Principal Balance	12,621	7,476	2,268
Related Allowance	0	0	0
Average Recorded Investment	10,385	5,081	2,541
Interest Income Recognized	515	492	136
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	17,747	26,314	59,971
Unpaid Principal Balance	27,034	43,945	95,568
Related Allowance	0	0	5,800
Average Recorded Investment	21,654	42,611	65,578
Interest Income Recognized	145	384	1,469
Commercial And Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	1,627	1,208
Unpaid Principal Balance	1,627	1,208
Related Allowance	0	0
Average Recorded Investment	1,392	641
Interest Income Recognized	65	90
With no related allowance [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	3,839	1,448	114
Unpaid Principal Balance	5,499	2,176	114
Related Allowance	0	0	0
Average Recorded Investment	2,689	1,375	126
Interest Income Recognized	47	20	5
With no related allowance [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	16,510	10,574
Unpaid Principal Balance	30,156	19,336
Related Allowance	0	0
Average Recorded Investment	14,519	6,764
Interest Income Recognized	542	310
With no related allowance [Member] | Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	11,739	7,075	2,268
Unpaid Principal Balance	12,621	7,476	2,268
Related Allowance	0	0	0
Average Recorded Investment	10,385	5,081	1,180
Interest Income Recognized	515	492	136
With no related allowance [Member] | Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	17,747	26,314	43,590
Unpaid Principal Balance	27,034	43,945	79,187
Related Allowance	0	0	0
Average Recorded Investment	21,654	25,557	26,463
Interest Income Recognized	145	384	1,069
With no related allowance [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	1,627	1,208
Unpaid Principal Balance	1,627	1,208
Related Allowance	0	0
Average Recorded Investment	1,392	641
Interest Income Recognized	65	90
With an allowance recorded [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment	15,923	10,787	8,351
Unpaid Principal Balance	16,334	11,075	8,351
Related Allowance	2,074	2,142	1,605
Average Recorded Investment	14,026	9,569	5,910
Interest Income Recognized	317	283	327
With an allowance recorded [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		2,316
Interest Income Recognized		0
With an allowance recorded [Member] | Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			1,361
Interest Income Recognized			0
With an allowance recorded [Member] | Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment		0	16,381
Unpaid Principal Balance		0	16,381
Related Allowance		0	5,800
Average Recorded Investment		17,054	39,115
Interest Income Recognized		$ 0	$ 400